Condensed Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net profit/(loss)	€ (13,980)	€ (26,534)	€ 71,682	€ (49,346)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences from foreign operations	778	(1,401)	1,338	1,324
Total comprehensive income/(loss) for the period	€ (13,202)	€ (27,935)	€ 73,020	€ (48,022)